Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net Income	$ 2,004,000	$ 1,467,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	202,000	192,000
Stock-based compensation expense	340,000	314,000
Net cash provided by operating activities	4,864,000	(420,000)
Investing Activities
Purchase of property and equipment	(272,000)	(450,000)
Net cash used in investing activities	(15,722,000)	(22,486,000)
Financing Activities
Net proceeds from the issuance of subordinated debt	7,831,000
Dividends paid	(511,000)	(364,000)
Purchase of treasury stock	(793,000)	(347,000)
Proceeds from the reissuance of treasury stock	64,000	94,000
Proceeds from the exercise of stock options	534,000	206,000
Net cash provided by (used in) financing activities	28,960,000	21,516,000
Net Increase in Cash and Cash Equivalents	18,102,000	(1,390,000)
Cash and Cash Equivalents-Beginning of Year	7,910,000	9,300,000
Cash and Cash Equivalents-End of Year	26,012,000	7,910,000
Parent Company [Member]
Operating Activities
Net Income	2,004,000	1,467,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,324,000)	(1,246,000)
Depreciation expense	44,000	38,000
Stock-based compensation expense	340,000	314,000
Increase in other assets	(84,000)	(13,000)
Decrease in other liabilities	(11,000)	(5,000)
Net cash provided by operating activities	969,000	555,000
Investing Activities
Investment in subsidiary	(6,500,000)
Purchase of property and equipment	(209,000)	(139,000)
Net cash used in investing activities	(6,709,000)	(139,000)
Financing Activities
Net proceeds from the issuance of subordinated debt	7,831,000
Dividends paid	(511,000)	(364,000)
Purchase of treasury stock	(793,000)	(347,000)
Proceeds from the reissuance of treasury stock	64,000	94,000
Proceeds from the exercise of stock options	534,000	206,000
Net cash provided by (used in) financing activities	7,125,000	(411,000)
Net Increase in Cash and Cash Equivalents	1,385,000	5,000
Cash and Cash Equivalents-Beginning of Year	211,000	206,000
Cash and Cash Equivalents-End of Year	$ 1,596,000	$ 211,000